ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accounts Payable	$8,688	$5,540
Accrued Liabilities	14,409	13,123
Accrued Payroll and Related Liabilities	4,058	5,351
Sales Tax and Cannabis Taxes	3,973	2,918
Total Accounts Payable and Accrued Liabilities	$31,128	$26,932